CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 575,215	$ 299,367
Restricted cash	13	27,735
Accounts receivable, net of allowances for credit losses of $976 and $965	157	1,397
Amounts due from affiliated companies	10,672	61,990
Inventories	9,297	9,763
Prepaid expenses and other current assets	12,467	14,188
Total current assets	607,821	414,440
Property and equipment, net	2,180,897	2,107,457
Intangible assets, net	4,005	0
Long-term prepayments, deposits and other assets	117,555	57,087
Restricted cash	131	130
Operating lease right-of-use assets	17,379	14,238
Land use right, net	116,109	118,888
Total assets	3,043,897	2,712,240
Current liabilities:
Accounts payable	206	3,337
Accrued expenses and other current liabilities	118,946	82,553
Income tax payable	33	33
Amounts due to affiliated companies	42,966	14,248
Total current liabilities	162,151	100,171
Long-term debt, net	1,584,660	1,435,088
Other long-term liabilities	11,778	3,149
Deferred tax liabilities, net	448	1,453
Operating lease liabilities, non-current	17,137	13,720
Total liabilities	1,776,174	1,553,581
Commitments and contingencies (Note 18)
Shareholders' equity and participation interest:
Additional paid-in capital	2,134,227	1,655,602
Accumulated other comprehensive income	11,876	269
Accumulated losses	(1,086,160)	(764,534)
Total shareholders' equity	1,059,987	891,368
Participation interest	207,736	267,291
Total shareholders' equity and participation interest	1,267,723	1,158,659
Total liabilities, shareholders' equity and participation interest	3,043,897	2,712,240
Class A Ordinary Shares [Member]
Shareholders' equity and participation interest:
Ordinary shares, value	37	24
Class B Ordinary Shares [Member]
Shareholders' equity and participation interest:
Ordinary shares, value	$ 7	$ 7